Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 100,129	$ 100,129
Disposal of FCI	(25,117)	(25,117)
Accumulated Impairment	(74,974)	(57,485)
Foreign Currency Adjustment	(38)	(38)
Net Carrying Amount	$ 0	$ 17,489